Government grant advances and loans	12 Months Ended
Dec. 31, 2018
Government Grants [Abstract]
Government grant advances and loans
Government grant advances and loans

		December 31,
	Note	2016	2017	2018
		(in thousands)
Current
Government grant advances	15.1	$390	$93	$58
Research project financing	15.2	—	899	172
Government loans	15.3	211	600	458
Total current portion		$601	$1,592	$688
Non-current
Government grant advances	15.1	$197	$350	$86
Research project financing	15.2	3,223	2,946	4,274
Government loans	15.3	1,571	1,353	819
Accrued interest	15.2	153	381	495
Total non-current portion		$5,144	$5,030	$5,674
Government grant advances
In 2016, the Company was named as a participant in one new collaborative project with funding of €121,000 ($131,000), which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be between one and four years.
In 2017, the Company was named as a participant in one new collaborative project with funding of €349,000 ($386,000) which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be between one and two years.
The Company did not participate in any new collaborative projects in 2018.
Research project financing
In October 2014, Bpifrance, one of the Company’s shareholders and the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding remains unchanged and amounts to €6,967,000 ($8,988,000) with a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding will be paid in three installments: the first tranche at the contract signature date, the second and the third installments after milestones defined in the contract. The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from March 31, 2019 to September 30, 2022 and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €350 million ($425 million) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the refund a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $419,755,000 over a period of ten years).
In January 2016, Bpifrance provided funding to the Company for a new long-term research project, estimated to be completed over a 27-month period. The total of the funding amounts to €2,095,000 ($2,288,000) comprising a portion in the form of a grant (€668,000 or $729,000) and a portion in the form of a forgivable loan (€1,427,000 or $1,558,000). The funding will be paid in four installments: the first tranche at the contract signature date, the second, the third and the fourth installments after milestones defined in the contract. The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from July 1, 2020 to July 1, 2024 and bears interests at a 1.17% fixed contractual rate. The difference between the amount of grant received and the present value of future payments discounted using interest rate applied for standard loans with similar maturity amounted to a reduction of $30,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €3 million ($3.3 million), then the Company shall pay for 4 consecutive years after the date of the termination of the refund 13% of the revenues generated by the sales of the products or services (up to a maximum of €600,000, or $655,000, over a period of 10 years).
In 2016, the Company received payments for the two foregoing projects of €342,000 ($379,000) as grants and €594,000 ($642,000) as forgivable loans. In 2017, the Company received payments for one project of €176,000 ($207,000) as a grant and for the two projects €2,132,000 ($2,509,000) as forgivable loans. In 2018, the Company received payments for one project of €421,000 ($492,000) as a grant and €927,000 ($1,083,000) as a forgivable loan.
The estimated market rate of interest applied in 2018, 2017 and 2016 was between 1.80% and 2.30%. Accrued interest of $242,000 was recorded as of December 31, 2018 ($159,000 as of December 2017 and $83,000 as of December 31, 2016).
Government loans
In September 2015, the Company received two loans from Bpifrance for a total amount of €2,000,000 ($2,228,000). One loan of €1,000,000 bears interest at 5.24% per year, paid quarterly; the second loan of €1,000,000 is interest-free. The interest-free loan has been revalued using the 5.24% interest rate payable on the other loan. Both loans have seven year terms with the principal being amortized on a quarterly basis beginning in June 2017.